June 12, 2012

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Allianz Global Investors VIT Registration Statement on Form N-1A (File Nos. 333- and 811-22712)

Ladies and Gentlemen:

On behalf of Allianz Global Investors VIT, a Massachusetts business trust (the “Trust”), we are today filing an Initial Registration Statement on Form N-1A (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Trust.

The Trust intends to commence sales of shares of the initial series of the Trust beginning on or around August 20, 2012. Your cooperation in meeting this schedule is respectfully requested. Additional information, including the identity of the full board of trustees of the Trust, such changes as may be appropriate in light of comments, if any, made by the staff of the Commission, as well as the remaining exhibits to the Registration Statement will be filed by amendment.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7747) or to George B. Raine (at 617-951-7556) of this firm.

Very truly yours,

/s/ Timothy F. Cormier

Timothy F. Cormier, Esq.

cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Wayne Miao, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.